Cash Management - Institutional - RBS 10/12/04

Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

P R O S P E C T U S June 1, 2004

Institutional Shares	Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Government Cash Management
Dreyfus Government Prime
Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal
Cash Management
Dreyfus Tax Exempt Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime
Cash Management

This prospectus is to be used only by clients of RBS Securities Corporation, an indirect wholly owned subsidiary of the Royal Bank of Scotland plc.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
The Funds		Account Information

Introduction	1	Account Policies	26
Dreyfus Cash Management	2	Distributions and Taxes	30
Dreyfus Cash Management Plus, Inc.	4	Services for Fund Investors	31
Dreyfus Government		Instructions for Account Transactions	32
Cash Management	6
Dreyfus Government Prime		For More Information
Cash Management	8

Dreyfus Treasury Cash Management	10	See back cover.
Dreyfus Treasury Prime
Cash Management	12
Dreyfus Tax Exempt
Cash Management	14
Dreyfus Municipal
Cash Management Plus	16
Dreyfus New York Municipal
Cash Management	18
Management	20
Financial Highlights	21

The Funds

I N T R O D U C T I O N

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., purchase securities with the highest credit rating only,or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

T h e F u n d s 1

Dreyfus Cash Management

G O A L / A P P R O A C H

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

2

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

94 95 96	97	98	99	00	01 02	03

Best Quarter:		Q3	’00		+1.67%
Worst Quarter:		Q4 ’03			+0.22%

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.22% .

Average annual total returns as of 12/31/03

1 Year	5 Years	10 Years

1.02%	3.66%	4.48%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s C a s h M a n a g e m e n t 3

Dreyfus Cash Management Plus, Inc.

G O A L / A P P R O A C H

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

4

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.23% .

Average annual total returns as of 12/31/03
1 Year	5 years	10 Years

1.09%	3.74%	4.55%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s C a s h M a n a g e m e n t P l u s , I n c . 5

Dreyfus Government Cash Management

G O A L / A P P R O A C H

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

interest rates could rise sharply,causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.Treasury,or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

6

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.23% .

Average annual total returns as of 12/31/03

1 Year	5 Years	10 Years

1.06%	3.62%	4.44%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s G o v e r n m e n t C a s h M a n a g e m e n t 7

Dreyfus Government Prime Cash Management

G O A L / A P P R O A C H

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S.Treasury,or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.21% .

Average annual total returns as of 12/31/03

		Since
		inception
1 Year	5 Years	(2/27/98)

0.97%	3.54%	3.80%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s G o v e r n m e n t P r i m e C a s h M a n a g e m e n t 9

Dreyfus Treasury Cash Management

G O A L / A P P R O A C H

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

10

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.20% .

Average annual total returns as of 12/31/03

1 Year	5 Years	10 Years

0.96%	3.48%	4.31%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s T r e a s u r y C a s h M a n a g e m e n t 11

Dreyfus Treasury Prime Cash Management

G O A L / A P P R O A C H

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

12

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.20% .

Average annual total returns as of 12/31/03

1 Year	5 Years	10 Years

0.96%	3.42%	4.23%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s T r e a s u r y P r i m e C a s h M a n a g e m e n t 13

Dreyfus Tax Exempt Cash Management

G O A L / A P P R O A C H

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

14

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.20% .

Average annual total returns as of 12/31/03

1 Year	5 Years	10 Years

0.91%	2.38%	2.84%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s T a x E x e m p t C a s h M a n a g e m e n t 15

Dreyfus Municipal Cash Management Plus

G O A L / A P P R O A C H

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

16

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.21% .

Average annual total returns as of 12/31/03

1 Year	5 Years	10 Years

0.94%	2.44%	2.92%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s M u n i c i p a l C a s h M a n a g e m e n t P l u s 17

Dreyfus New York Municipal Cash Management

G O A L / A P P R O A C H

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, interest from some of its hold ings may be subject to the federal alternative min imum tax.

M A I N R I S K S

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensi tive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

18

P A S T P E R F O R M A N C E

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/04 was 0.20% .

Average annual total returns as of 12/31/03

1 Year	5 Years	10 Years

0.89%	2.32%	2.79%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

E X P E N S E S

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2005.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% ..

D r e y f u s N e w Y o r k M u n i c i p a l C a s h M a n a g e m e n t 19

M A N A G E M E N T

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $163 billion in approximately 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.6 trillion of assets under management, administration or custody, including approximately $679 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

On March 30, 2004, Mellon Bank, N.A., a wholly owned subsidiary of Mellon Financial and the then-current parent company of Dreyfus, transferred its entire interest in Dreyfus, including Dreyfus Service Corporation (each fund’s distributor) and all of Dreyfus’ other direct and indirect subsidiaries, to Mellon Financial.The reorganization did not result in a change in the control or management of Dreyfus under the Investment Advisers Act of 1940, as amended, or the Investment Company Act of 1940, as amended (the 1940 Act); Dreyfus merely became a direct, rather than indirect, wholly owned subsidiary of Mellon Financial. The reorganization was part of a larger reorganization of Mellon Financial that is expected to increase organizational synergies and create a more efficient capital structure throughout the organization.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Each fund,Dreyfus and Dreyfus Service Corporation have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the Investment Advisers), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law. The complaints seek unspecified compensatory and punitive damages, rescissions of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contract with the Dreyfus funds.

20

F I N A N C I A L H I G H L I G H T S

The following tables describe the performance of each fund’s Institutional shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available to investors upon request.

			Year Ended January 31,
Dreyfus Cash Management		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.016	.037	.063	.051
Distributions:	Dividends from investment
	income — net	(.010)	(.016)	(.037)	(.063)	(.051)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.99	1.66	3.77	6.46	5.19

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		.99	1.65	3.64	6.24	5.12

Net assets, end of period ($ in millions)		9,507	11,410	13,260	9,125	9,015

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.011	.018	.038	.063	.051
Distributions:	Dividends from investment
	income — net	(.011)	(.018)	(.038)	(.063)	(.051)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.06	1.78	3.91	6.49	5.22

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		1.07	1.78	3.54	6.33	5.08

Net assets, end of period ($ in millions)		14,249	24,637	27,179	10,352	6,524

F i n a n c i a l H i g h l i g h t s 21

F I N A N C I A L H I G H L I G H T S (continued)
			Year Ended January 31,
Dreyfus Government Cash Management		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.017	.037	.061	.049
Distributions:	Dividends from investment
	income — net	(.010)	(.017)	(.037)	(.061)	(.049)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.03	1.75	3.81	6.28	5.00

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		1.03	1.74	3.55	6.08	4.88

Net assets, end of period ($ in millions)		5,409	8,084	7,049	4,064	3,573

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.016	.035	.061	.049
Distributions:	Dividends from investment
	income — net	(.009)	(.016)	(.035)	(.061)	(.049)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.94	1.61	3.56	6.27	5.04

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		.91	1.60	3.39	5.99	4.98

Net assets, end of period ($ in millions)		415	285	360	288	397

22

			Year Ended January 31,
Dreyfus Treasury Cash Management		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.016	.036	.060	.048
Distributions:	Dividends from investment
	income — net	(.009)	(.016)	.036	(.060)	(.048)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.93	1.59	3.62	6.12	4.88

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		.93	1.57	3.42	5.93	4.76

Net assets, end of period ($ in millions)		3,312	3,397	2,787	2,138	1,879

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.016	.036	.058	.046
Distributions:	Dividends from investment
	income — net	(.009)	(.016)	(.036)	(.058)	(.046)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.92	1.58	3.68	5.94	4.72

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		.93	1.56	3.40	5.74	4.61

Net assets, end of period ($ in millions)		1,785	3,291	3,331	1,936	2,227

F i n a n c i a l H i g h l i g h t s 23

F I N A N C I A L H I G H L I G H T S (continued)
			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.013	.025	.039	.031
Distributions:	Dividends from investment
	income — net	(.009)	(.013)	(.025)	(.039)	(.031)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.90	1.29	2.50	3.95	3.11

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		.89	1.28	2.40	3.85	3.05

Net assets, end of period ($ in millions)		1,934	2,073	1,880	1,538	1,059

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.013	.026	.039	.031
Distributions:	Dividends from investment
	income — net	(.009)	(.013)	(.026)	(.039)	(.031)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.93	1.33	2.59	4.01	3.18

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		.92	1.31	2.52	3.94	3.12

Net assets, end of period ($ in millions)		722	224	125	133	129

24

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2004	2003	2002	2001	2000

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.009	.013	.024	.038	.030
Distributions:	Dividends from investment
	income — net	(.009)	(.013)	(.024)	(.038)	(.030)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		.88	1.26	2.41	3.87	3.03

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		.89	1.25	2.24	3.80	2.98

Net assets, end of period ($ in millions)		308	417	588	330	265

F i n a n c i a l H i g h l i g h t s 25

Account Information

A C C O U N T P O L I C I E S

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc., only, is open for regular business.An order will be priced at the next NAV calculated after the order is accepted by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m.,will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

26

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, prior to 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, prior to 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Institutional shares	$10,000,000 *	none

*	The minimum initial investment in Institutional shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

A c c o u n t I n f o r m a t i o n 27

A C C O U N T P O L I C I E S (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

28

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Each fund reserves the right to:

refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

A c c o u n t I n f o r m a t i o n 29

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus New York Municipal Cash Management, for New York state and city personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

30

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Institutional shares of [any] Dreyfus Cash Management fund, Institutional shares of [any] other Dreyfus Cash Management fund.An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

A c c o u n t I n f o r m a t i o n 31

To open an account, make subsequent investments, or to sell shares, please contact your RBS Securities Representative or call 1-800-704-7112. In New York, call 1-212-401-3800.

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For More Information

Dreyfus Cash Management
SEC file number:	811-4175

Dreyfus Cash Management Plus, Inc.
SEC file number:	811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number:	811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number:	811-3964

Dreyfus Treasury Cash Management
SEC file number:	811-4723

Dreyfus Treasury Prime Cash Management
SEC file number:	811-5718

Dreyfus Tax Exempt Cash Management
SEC file number:	811-3954

Dreyfus Municipal Cash Management Plus
SEC file number:	811-6172

Dreyfus New York Municipal Cash Management
SEC file number:	811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund’s performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:
By telephone
Call your RBS Securities representative or
1-800-704-7112
By E-mail RBSNAMMF@rbos.com. You can obtain product
information and E-mail requests for information
or literature.
By mail Write to:
RBS Securities Corporation
101 Park Avenue
New York, NY 10178
Attn: Money Market Desk

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2004 Dreyfus Service Corporation

CMGT-9P0604RBS